Accumulated Other Comprehensive Income (Loss) - Accumulated Other Comprehensive Income (Loss) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	$ 18,950	$ 40,503	$ 40,503	$ 44,413	$ 42,725
Net other comprehensive income (loss)	2,286	(7,287)	(16,093)	(3,022)	423
Balance at ending of period	22,292	30,384	18,950	40,503	44,413
Accumulated Other Comprehensive Income (Loss)
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Balance at beginning of period	(18,203)	(2,110)	(2,110)	912	489
Other comprehensive income (loss) before reclassifications, net of tax	2,286	(7,287)	(16,024)	(2,937)
Less: amounts reclassified from accumulated other comprehensive income (loss), net of tax	0	0	69	85
Net other comprehensive income (loss)	2,286	(7,287)	(16,093)	(3,022)	423
Balance at ending of period	$ (15,917)	$ (9,397)	$ (18,203)	$ (2,110)	$ 912